Commitments and Contingencies Contractual Lease Obligation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	$ 160
Operating Leases, Future Minimum Payments, Due in Two Years	160
Operating Leases, Future Minimum Payments, Due in Three Years	160
Operating Leases, Future Minimum Payments, Due in Four Years	160
Operating Leases, Future Minimum Payments, Due in Five Years	160
Operating Leases, Future Minimum Payments, Due Thereafter	600
Operating Leases, Future Minimum Payments Due	$ 1,400